STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK  10038

September 10, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Investment Funds (File No. 811-04813)
Definitive Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith for filing are final proxy materials relating to a special meeting of shareholders of Dreyfus/The Boston Company Large Cap Core Fund (the "Fund"), a series of the Registrant, scheduled to be held on November 15, 2012 at 9:00 a.m. (Eastern Time).  The meeting is being called for the purpose of asking shareholders of the Fund to approve a plan of liquidation (the "Plan") pursuant to which the Fund's assets will be liquidated and the Fund terminated  (the "Liquidation").  The Fund's investment adviser, The Dreyfus Corporation ("Dreyfus"), recommended to the Registrant's Board of Trustees (the "Board") that the Fund be liquidated, and the Board has unanimously approved the Liquidation, subject to shareholder approval of the Plan.

Shareholders of record at the close of business on August 28, 2012 will be entitled to receive notice of and to vote at the meeting.  It is intended that copies of the proxy materials will be mailed to Fund shareholders on or about on or about September 19, 2012.

The final proxy materials are marked to show changes made primarily in response to comments of the staff (the "Staff") of the Securities and Exchange Commission with respect to the preliminary proxy materials that were provided to Lauren Connolly of this office by Karen L. Rossotto of the Staff telephonically on August 20, 2012.

For the convenience of the Staff, the Staff's comments have been restated below, and the Fund's response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the proxy materials.

1.	Staff Comment: In the Proxy Statement, under "Proposal—Introduction," first paragraph, please clarify whether shareholders are being asked to approve the Plan, the liquidation of the Fund or both.

Response: The requested clarification has been provided. Fund shareholders are being asked to approve the Plan, pursuant to which the Liquidation would occur.

2.	Staff Comment: Please state whether the Fund will stop collecting Rule 12b-1 fees from Class C shareholders at any point prior to the Liquidation.

Response:  To the extent applicable after the Effective Date, the Fund will continue to pay such fees to compensate certain financial institutions, securities dealers and other industry professionals for the sale of its Class C shares before the Effective Date.  Rule 12b-1 fees amounted to $96 for the Fund's last fiscal year.

3.
Staff Comment:  In the Proxy Statement, under "Proposal—Description of the Plan and the Liquidation," first paragraph, please explain whether investment fees (e.g., front-end loads) for the investment of the proceeds of the Fund into another fund will be waived, and whether there are any implications for breakpoints.

Response:  The Fund will continue to provide until Liquidation an "Exchange Privilege" as described in its prospectus which permits the waiver of all or a part of any front-end load pertaining to the new fund shares and the use of a letter of intent and rights of accumulation.  After the Liquidation Date, investments of Liquidation Distributions in shares of another fund that charges a sales load will be subject to the sales load, unless the investor is eligible for a sales load waiver or discount, as described in the prospectus of such other fund.  Additional disclosure has been provided in the Proxy Statement.

4.	Staff Comment: In the Proxy Statement, under "Proposal—Description of the Plan and the Liquidation," fifth paragraph, please disclose the maximum amount that could be recouped from prior waivers.

Response: Dreyfus has determined not to seek to recoup the amount of its prior fee waivers. Accordingly, the relevant disclosure has been revised.

5.	Staff Comment: Please state the name of the Fund's administrator.

Response:  Dreyfus serves as the Fund's administrator.  The requested disclosure has been provided in the Proxy Statement under "Additional Information—Investment Adviser, Administrator, Distributor and Transfer and Dividend Disbursing Agent," first paragraph.

6.	Staff Comment: Please include disclosure with respect to delivery of documents to shareholders sharing an address required by Item 23 of Schedule 14A.

Response: The requested householding disclosure has been provided on the first page of the Proxy Statement, third paragraph.

We hope the Staff finds the revisions in the proxy materials responsive to the Staff's comments.

Please telephone the undersigned at 212.806.6138, or Janna Manes of this office at 212.806.6141, if you have any questions or comments.

Very truly yours,

/s/ David Stephens
David Stephens